Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 30, 2012
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
Goodwill and intangible assets consisted of the following:

	December 30, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,839	$131
Advertiser relationships	278,543	145,878	132,665
Customer relationships	8,940	3,597	5,343
Subscriber relationships	82,280	39,226	43,054
Trade name	5,493	3,204	2,289
Publication rights	345	134	211

Total	$380,571	$196,878	$183,693

Nonamortized intangible assets:
Goodwill	$13,742
Mastheads	35,288

Total	$49,030

	January 1, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets:
Noncompete agreements	$4,970	$4,479	$491
Advertiser relationships	286,478	134,228	152,250
Customer relationships	8,940	2,946	5,994
Subscriber relationships	83,158	34,908	48,250
Trade name	5,493	2,655	2,838
Publication rights	345	111	234

Total	$389,384	$179,327	$210,057

Nonamortized intangible assets:
Goodwill	$13,958
Mastheads	36,604

Total	$50,562

Intangible Assets Future Amortization Expense
Estimated future amortization expense as of January 1, 2012, is as follows:

For the years ending the Sunday closest to December 31:
2013	$23,323
2014	23,277
2015	23,243
2016	21,316
2017	20,242
Thereafter	72,292

Total	$183,693

Summary of the Change in Goodwill
The changes in the carrying amount of goodwill for the years ended December 30, 2012 and January 1, 2012 are as follows:

Gross balance at December 31, 2010	$886,843
Accumulated impairment losses	(872,500)

Net balance at December 31, 2010	$14,343

Goodwill impairment	(385)

Balance at January 1, 2012	$13,958

Gross balance at January 1, 2012	$886,843
Accumulated impairment losses	(872,885)

Net balance at January 1, 2012	$13,958

Goodwill impairment from divestitures (1)	(216)

Balance at December 30, 2012	$13,742

Gross balance at December 30, 2012	$886,843
Accumulated impairment losses	(873,101)

Net balance at December 30, 2012	$13,742

(1)	Goodwill impairment was initially recognized in continuing operations and was subsequently reclassified to discontinued operations expense at the time the operations were classified as held for sale.